Share-based payments	12 Months Ended
Dec. 31, 2017
Share-based payments [Abstract]
Share-based payments
39.	Share-based payments

(a)	Stock options granted as of December 31, 2017 are as follows:

	4th grant(*1)		5th grant(*1)		6th grant(*1)		7th grant(*1)(*2)
Grant date		March 30, 2005		March 21, 2006		March 20, 2007	March 19, 2008
Exercise price in won		~~W~~28,006		~~W~~38,829		~~W~~54,560	~~W~~49,053
Number of shares granted		2,695,200		3,296,200		1,301,050	808,700
Options expiry dates		August 30, 2018		August 21, 2019		August 19, 2020	May 17, 2021/ September 17, 2021

Changes in number of shares granted:
Balance at January 1, 2017		102,389		108,356		58,764	45,628
Exercised		(99,889)		(105,856)		—	—

Balance at December 31, 2017		2,500		2,500		58,764	45,628

							~~W~~5,401 (Expiration of contractual exercise period : May 17, 2021)
Fair value per share in won	~~W~~	21,394	~~W~~	10,571	~~W~~	3,154	~~W~~5,536 (Expiration of contractual exercise period : Sep 17, 2021)

(*1)	The equity instruments granted are fully vested as of December 31, 2017. The weighted average exercise price in won for 109,392 stock options outstanding at December 31, 2017 is ~~W~~51,297.
(*2)	As of December 31, 2017, the exercise of the remaining for 9,466 stock options (7th grant) was temporarily suspended.

(b)	Performance shares granted as of December 31, 2017 are as follows:

	Expired	Not expired
Type	Cash-settled share-based payment
Performance conditions	Increase rate of the stock price and achievement of target ROE
Operating period(*)	4 or 5 years
Estimated number of shares vested at December 31, 2017	273,541	1,165,525
Fair value per share in won	~~W~~45,926, ~~W~~47,376, ~~W~~40,889, ~~W~~45,766 and ~~W~~49,405	~~W~~49,400

(*)	Four-year period is applied from the beginning of the year that the grant date belongs while five-year period for the shares with deferred payment.

The amount of cash payment for the Group’s cash-settled share-based payment arrangements with performance conditions is determined at the fourth anniversary date from the grant date based on the share price which is an arithmetic mean of weighted average share prices of the past two-months, past one-month and past one-week. Share price to be paid in the future is evaluated using the share price as of the end of the reporting period. For share-based payment transactions among the Group, Shinhan Financial Group receiving the services shall measure the services received as a cash-settled and the subsidiaries measure as an equity-settled share-based payment transaction, respectively.

(c)	Share-based compensation costs for the years ended December 31, 2015, 2016 and 2017 are as follows:

	2015
	Employees of
	The controlling company		The subsidiaries	Total
Stock options granted :
4th	~~W~~	(44)	(458)	(502)
5th		(31)	(500)	(531)
6th		—	—	—
7th		(4)	(15)	(19)
Performance shares		1,599	13,878	15,477

	~~W~~	1,520	12,905	14,425

	2016
	Employees of
	The controlling company		The subsidiaries	Total
Stock options granted:
4th	~~W~~	51	533	584
5th		36	582	618
6th		—	—	—
7th		—	—	—
Performance shares		2,890	23,845	26,735

	~~W~~	2,977	24,960	27,937

	2017
	Employees of
	The controlling company		The subsidiaries	Total
Stock options granted:
4th	~~W~~	67	413	480
5th		48	757	805
6th		26	159	185
7th		83	120	203
Performance shares		1,782	15,717	17,499

	~~W~~	2,006	17,166	19,172

(d)	Accrued expenses and the intrinsic value as of December 31, 2016 and 2017 are as follows:

	2016
	Employees of
	The controlling company		The subsidiaries	Total
Stock options granted:
4th	~~W~~	155	1,611	1,766
5th		41	655	696
6th		—	—	—
7th		—	—	—
Performance shares		7,433	57,638	65,071

	~~W~~	7,629	59,904	67,533

The intrinsic value of share-based payments is ~~W~~67,533 million as of December 31, 2016. For calculating, the quoted market price ~~W~~45,250 per share was used for stock options and the fair value was considered as intrinsic value for performance shares, respectively.

	2017
	Employees of
	The controlling company		The subsidiaries	Total
Stock options granted:
4th	~~W~~	—	54	54
5th		—	26	26
6th		26	159	185
7th		83	120	203
Performance shares		8,286	62,769	71,055

	~~W~~	8,395	63,128	71,523

The intrinsic value of share-based payments is ~~W~~71,151 million as of December 31, 2017. For calculating, the quoted market price ~~W~~49,400 per share was used for stock options and the fair value was considered as intrinsic value for performance shares, respectively.